Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Costs Incurred Expended and Capitalized Oil and Natural Gas (Detail) - Oil And Natural Gas Reserve [member] - INR (₨)
₨ in Millions
	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
India [member]
Disclosure Of Costs Incurred Expended And Capitalized Oil And Natural Gas [line items]
Exploration costs	₨ (13,600)	₨ 6,168	₨ 3,061
Development costs	8,195	8,640	41,677
Total	(5,405)	14,808	44,738
Sri Lanka [member]
Disclosure Of Costs Incurred Expended And Capitalized Oil And Natural Gas [line items]
Exploration costs	6	4	5
Development costs	0	0
Total	6	4	5
South Africa [member]
Disclosure Of Costs Incurred Expended And Capitalized Oil And Natural Gas [line items]
Exploration costs	0	1	9
Development costs	0	0
Total	₨ 0	₨ 1	₨ 9